Annual Total Returns - Fidelity® Growth Discovery Fund [BarChart] - 06.30 Fidelity Growth Discovery Fund Retail PRO-08 - Fidelity® Growth Discovery Fund - Fidelity Growth Discovery Fund-Retail Class	Aug. 29, 2022
Bar Chart Table:
Annual Return 2012	14.50%
Annual Return 2013	36.47%
Annual Return 2014	11.37%
Annual Return 2015	7.16%
Annual Return 2016	0.68%
Annual Return 2017	34.70%
Annual Return 2018	(0.27%)
Annual Return 2019	33.79%
Annual Return 2020	43.50%
Annual Return 2021	23.00%